Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Momentum Factor ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Momentum Factor ETF
Bar Chart Table:
Annual Return 2017	23.72%
Annual Return 2018	(3.72%)
Annual Return 2019	24.98%
Annual Return 2020	21.62%
Annual Return 2021	22.28%